Segment Information	12 Months Ended
Mar. 31, 2012
Segment Reporting [Abstract]
Segment Information
16. Segment Information

The Company has three reportable segments: plastic injection molding, electronic products assembling and metallic parts manufacturing. The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. Most of the businesses were acquired as a unit, and the management at the time of the acquisition was retained.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company’s reportable segments for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Year ended March 31,
	2010			2011			2012
	Net sales	Intersegment Sales	Profit (loss)	Net sales	Intersegment Sales	Profit (loss)	Net sales	Intersegment Sales	Profit (loss)
Segment:
Injection molded plastic parts	$48,177	$1,168	$3,734	$44,326	$1,553	$(6,662)	$29,898	$1,560	$(1,007)
Electronic products	34,634	51	(1,048)	41,231	141	(625)	35,371	22	984
Metallic parts	36	14	(497)	165	6	(445)	1,096	—	(956)
Segment total	$82,847	$1,233	$2,189	$85,722	$1,700	$(7,732)	$66,365	$1,582	$(979)
Reconciliation to consolidated totals:
Sales eliminations	(1,233)	(1,233)	—	(1,700)	(1,700)	—	(1,582)	(1,582)	—
Consolidated totals:
Net sales	$81,614	$—		$84,022	$—		$64,783	—
Income (loss) before income taxes			$2,189			$(7,732)			$(979)

	Year ended March 31,
	2010		2011		2012
	Interest income	Interest expenses	Interest Income	Interest expenses	Interest income	Interest expenses
Segment:
Injection molded plastic parts	$166	$—	$112	$—	$332	$—
Electronic products	13	—	29	—	70	—
Metallic parts	—	—	—	—	—	—
Consolidated total	$179	$—	$141	$—	$402	$—

	Year ended March 31,
	2010			2011			2012
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$105,084	$1,308	$5,838	$92,922	$714	$5,300	$86,682	$230	$4,190
Electronic products	32,569	257	1,007	39,933	280	771	34,316	24	696
Metallic parts	739	41	166	(6,093)	40	126	565	28	34
Segment totals	$138,392	$1,606	$7,011	$126,762	$1,034	$6,197	$121,563	$282	$4,920
Reconciliation to consolidated totals:
Elimination of receivables from intersegments	(4,773)	—	—	5	—	—	4	—	—
Goodwill allocated to electronic products segment	392	—	—	392	—	—	392	—	—
Consolidated totals	$134,011	$1,606	$7,011	$127,159	$1,034	$6,197	$121,959	$282	$4,920

The Company’s sales are coordinated through the Macao subsidiaries and a breakdown of sales by destination is as follows:

	Year ended March 31,
	2010	2011	2012
Net sales
United States of America	$36,144	35,044	$26,372
China	42,848	35,910	22,056
United Kingdom	1,278	7,580	7,557
Hong Kong	597	571	254
Europe	364	2,075	2,250
Others	383	2,842	6,294
Total net sales	$81,614	$84,022	$64,783

The location of the Company’s identifiable assets is as follows:

	March 31,
	2010	2011	2012
Hong Kong and Macao	$52,457	$40,951	$42,902
China	81,162	85,816	78,665
Total identifiable assets	$133,619	$126,767	121,567
Goodwill	392	392	392
Total assets	$134,011	$127,159	121,959